Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Operating Leases	Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was as follows:

For period ending June 30,	Lease Commitment
2027	$41,463
2028	2,321
Total	$43,964